Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with SEC rules applicable to smaller reporting companies, the following table sets forth information with respect to how “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other named executive officers (“NEOs”) aligns with company performance. CAP is an SEC‑defined term that does not necessarily reflect the amounts realized by our NEOs. For information regarding the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the Compensation Discussion and Analysis section.

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return(3) ($)	Net Income ($ in thousands)
2025	1,600,979	1,671,139	1,195,399	1,252,741	$146.40	$9,960
2024	1,058,774	1,132,767	1,114,942	1,175,417	$132.59	$7,097
2023	852,303	740,713	895,942	805,012	$82.39	$4,771

(1)

For fiscal years 2025 and 2024 in the above table, the principal executive officer is   and the other NEOs are Neil J. Hennessy and Kathryn R. Fahy. For fiscal year 2023 in the above table, the principal executive officer is Teresa M. Nilsen and the other NEOs are Neil J. Hennessy, Kathryn R. Fahy, and Daniel B. Steadman.

(2)

In accordance with SEC rules, the adjustments shown in the table below were made to the Summary Compensation Table values to determine CAP. For the CAP portions that are calculated based on the fair market value of our common stock, the following prices were used: $6.66 as of September 30, 2023, $9.95 as of September 30, 2024, and $10.45 as of September 30, 2025. All amounts shown for non-PEO NEOs are averages.

PEO Total Compensation Amount	$ 1,600,979	$ 1,058,774	$ 852,303
PEO Actually Paid Compensation Amount	$ 1,671,139	1,132,767	740,713
Adjustment To PEO Compensation, Footnote
Fiscal Year	Executive	Summary Compensation Table Total Compensation ($)	Minus Summary Compensation Table Stock Awards Total ($)	Plus Year-End Fair Value of Unvested Current Year Equity Awards ($)	Plus Change in Fair Value as of Year End of Unvested Prior Year Equity Awards ($)	Plus Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Current Year ($)	Equals Compensation Actually Paid ($)
2025	PEO	1,600,979	(218,276)	205,865	44,863	37,708	1,671,139
	Non-PEO NEOs	1,195,399	(178,388)	168,245	36,666	30,820	1,252,741
2024	PEO	1,058,774	(201,728)	196,015	53,973	25,733	1,132,767
	Non-PEO NEOs	1,114,942	(164,864)	160,195	44,112	21,032	1,175,417
2023	PEO	852,303	(133,763)	131,202	(65,126)	(43,903)	740,713
	Non-PEO NEOs	895,942	(94,155)	92,352	(53,238)	(35,889)	805,012

(3)	Cumulative total shareholder return of the Company assuming an initial investment of $100 on September 30, 2022, and reinvestment of dividends.

Non-PEO NEO Average Total Compensation Amount	$ 1,195,399	1,114,942	895,942
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,252,741	1,175,417	805,012
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	In accordance with SEC rules, the following charts show the relationship between CAP and the Company’s financial performance as measured by cumulative total shareholder return and net income.
Total Shareholder Return Amount	$ 146.4	132.59	82.39
Net Income (Loss)	9,960,000	7,097,000	4,771,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,276)	(201,728)	(133,763)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,865	196,015	131,202
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,863	53,973	(65,126)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,708	25,733	(43,903)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,388)	(164,864)	(94,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,245	160,195	92,352
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,666	44,112	(53,238)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,820	$ 21,032	$ (35,889)